Organization and principal activities - Summary of results of operations and cash flows of VIE and subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Organization and principal activities
Revenues	¥ 316,170	$ 43,315	¥ 290,232	¥ 328,822
Cost of revenues	(107,136)	(14,678)	(90,946)	(103,057)
Net (loss)/income	(7,046)	(965)	(62,098)	(106,964)
Net cash provided by/(used in) operating activities	8,541	1,170	(17,907)	(17,476)
Net cash provided by/(used in) investing activities	(5,375)	(736)	25,126	26,853
Net cash (used in)/provided by financing activities	1,225	167	(8,651)	(148,040)
VIE
Organization and principal activities
Revenues	306,884	42,043	285,304	322,066
Cost of revenues	(93,902)	(12,865)	(82,495)	(97,270)
Net (loss)/income	2,266	310	(45,313)	(75,486)
Net cash provided by/(used in) operating activities	2,580	353	55,921	(113,809)
Net cash provided by/(used in) investing activities	(4,436)	(608)	22,120	29,682
Net cash (used in)/provided by financing activities	¥ 3,000	$ 411	¥ (59,900)	¥ (65,000)